Leases - Summary of Operating and Financing Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease Cost
Operating lease cost	$ 920
Financing lease cost	42
Sublease income	(390)
Total	572
Other information
Operating cash flows out from operating leases	(965)
Operating cash flows in from operating leases	390
Operating cash flows out from financing leases	(39)
Right-of-use assets exchanged for new operating lease liabilities	874	$ 0
U.S. [Member]
Lease Cost
Operating lease cost	710
Financing lease cost	42
Sublease income	(215)
Total	537
Other information
Operating cash flows out from operating leases	(755)
Operating cash flows in from operating leases	215
Operating cash flows out from financing leases	(39)
Right-of-use assets exchanged for new operating lease liabilities	$ 874
Weighted average remaining lease term	1 year 1 month 6 days
Weighted average discount rate - operating leases	8.00%
Ireland [Member]
Lease Cost
Operating lease cost	$ 210
Sublease income	(175)
Total	35
Other information
Operating cash flows out from operating leases	(210)
Operating cash flows in from operating leases	$ 175
Weighted average remaining lease term	1 year 9 months 18 days
Weighted average discount rate - operating leases	8.00%